Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 1,751,222	$ 268,387	¥ 1,988,298	¥ 211,970
Prepaid expenses and other current assets		563,182	86,311	302,285
Total current assets		18,364,080	2,814,419	16,358,382
Non-current assets:
Other non-current assets		258,704	39,647	874,531
Total non-current assets		5,366,765	822,492	2,797,483
Total assets		23,730,845	3,636,911	19,155,865
Current liabilities:
Accrued expenses and other payables		2,577,709	395,051	2,417,438
Total current liabilities		4,185,683	641,484	3,965,903
Total liabilities		4,922,053	754,338	4,549,924
Commitments and Contingencies
Shareholders' equity:
Ordinary shares	[1]	8,089	1,240	8,029
Additional paid-in capital		4,089,763	626,784	3,774,373
Accumulated other comprehensive income		62,295	9,547	148,415
Retained earnings		13,465,587	2,063,691	10,698,280
Total shareholders' equity		17,625,734	2,701,262	14,629,097
Total liabilities, mezzanine equity and equity		23,730,845	3,636,911	19,155,865
Parent Company [Member]
Current assets:
Cash and cash equivalents		281,379	43,123	308,354
Prepaid expenses and other current assets		815,934	125,048	33,723
Total current assets		1,097,313	168,171	342,077
Non-current assets:
Other non-current assets		0	0	789,542
Investment in subsidiaries and VIEs		16,540,687	2,534,971	13,522,962
Total non-current assets		16,540,687	2,534,971	14,312,504
Total assets		17,638,000	2,703,142	14,654,581
Current liabilities:
Accrued expenses and other payables		12,266	1,880	25,484
Total current liabilities		12,266	1,880	25,484
Total liabilities		12,266	1,880	25,484
Commitments and Contingencies
Shareholders' equity:
Ordinary shares		8,089	1,240	8,029
Additional paid-in capital		4,089,763	626,784	3,774,373
Accumulated other comprehensive income		62,295	9,547	148,415
Retained earnings		13,465,587	2,063,691	10,698,280
Total shareholders' equity		17,625,734	2,701,262	14,629,097
Total liabilities, mezzanine equity and equity		¥ 17,638,000	$ 2,703,142	¥ 14,654,581

[1]	Par value per share and the number of shares have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on February 5, 2021 as detailed in Note 2(a) and Note 22.